Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.Please Retain This Supplement for Future Reference
Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.Please Retain This Supplement for Future Reference